Document and Entity Information	Jul. 16, 2018
Prospectus:
Document Type	497
Document Period End Date	Jul. 16, 2018
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Jul. 16, 2018
Document Effective Date	Jul. 16, 2018
Prospectus Date	Aug. 31, 2017
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF
Prospectus:
Trading Symbol	PEXL